SHAREHOLDERS' EQUITY (Schedule of Stock Option Activity) (Details)	12 Months Ended
	Dec. 31, 2016 USD ($) $ / shares shares
Amount
Options outstanding at beginning of year | shares	2,357,334
Granted | shares
Forfeited | shares	(66,667)
Options outstanding at end of year | shares	2,290,667
Vested and expected to vest at end of year | shares	2,238,400
Options exercisable at end of year | shares	1,245,334
Weighted average exercise price
Options outstanding at beginning of year | $ / shares	$ 1.01
Granted | $ / shares
Forfeited | $ / shares	0.97
Options outstanding at end of year | $ / shares	1.01
Vested and expected to vest at end of year | $ / shares	1.01
Options exercisable at end of year | $ / shares	$ 1.01
Weighted average remaining contractual life
Options outstanding at beginning of year	8 years 3 months 18 days
Granted	0 years
Forfeited	0 years
Options outstanding at end of year	7 years 6 months
Vested and expected to vest at end of year	7 years 6 months
Options exercisable at end of year	7 years 6 months
Aggregate intrinsic value
Options outstanding at beginning of year | $
Granted | $		[1]
Forfeited | $		[1]
Options outstanding at end of year | $		[1]
Vested and expected to vest at end of year | $
Options exercisable at end of year | $

[1]	All options were out of the money as of December 31, 2016 and 2015 and their intrinsic value was considered as zero.